Capital Management - Summary of Regulatory Capital and Leverage Position (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Capital
Common Equity Tier 1 capital	$ 46,565	$ 46,193	$ 44,443
Net Tier 1 capital	51,371	51,709	50,187
Total regulatory capital	61,546	60,855	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets	417,058	415,212	400,507
Tier 1 risk-weighted assets	417,058	415,212	400,680
Total risk-weighted assets	417,058	415,212	400,853
Leverage exposures	$ 1,211,612	$ 1,204,111	$ 1,119,099
Capital ratios
Common Equity Tier 1 capital ratio	11.20%	11.10%	11.10%
Tier 1 capital ratio	12.30%	12.50%	12.50%
Total capital ratio	14.80%	14.70%	14.30%
Leverage ratio	4.20%	4.30%	4.50%